Derivative Financial Instruments - Profile of the nominal amount of the interest rate swaps and the fair values (Details) - Interest rate Swap - EURIBOR 3M - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset	€ 1,286		€ 3,451
Fair value, Liability	(16,231)	€ (11,790)	(288)
Between 2 and 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount	355,117	€ 555,000	€ 469,375
More than 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount	€ 455,625